Convertible Debentures (Details Narrative) - USD ($)	1 Months Ended																12 Months Ended
	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Jun. 30, 2014	May 31, 2014	Mar. 31, 2014	Jan. 31, 2014	Dec. 31, 2013	Oct. 31, 2013	Aug. 31, 2013	Jun. 30, 2013	Apr. 30, 2013	Feb. 28, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
A
Convertible debt issued													$ 32,500			$ 37,500
Interest per annum													8.00%			8.00%
Maturity date																Nov. 15, 2013
Conversion rate																58.00%
Deferred financing costs incurred													$ 2,500
Financing costs paid																			$ 2,500
Discount to note payable													32,500			$ 28,810
Carrying value of convertible note that will be accreted over term													$ 32,500			$ 37,500
Conversion of note, shares issued																			2,349,367
Conversion of note, amount																			$ 37,500
Conversion of note, accrued interest																			1,500
Accretion expense recorded																			28,810
B
Convertible debt issued												$ 32,500			$ 32,500
Interest per annum												8.00%			8.00%
Maturity date															Jan. 15, 2014
Conversion rate															58.00%
Deferred financing costs incurred												$ 2,500
Financing costs paid																			$ 2,500
Discount to note payable												32,500			$ 24,979
Carrying value of convertible note that will be accreted over term												32,500			$ 32,500
Conversion of note, shares issued																			1,716,573
Conversion of note, amount																			$ 32,500
Conversion of note, accrued interest																			1,300
Accretion expense recorded																			24,979
C
Convertible debt issued												$ 32,500		$ 32,500
Interest per annum												8.00%		8.00%
Maturity date														Mar. 05, 2014
Conversion rate														58.00%
Deferred financing costs incurred												$ 2,500
Financing costs paid																			$ 2,500
Discount to note payable												32,500		$ 24,953
Carrying value of convertible note that will be accreted over term												$ 32,500		$ 32,500
Conversion of note, shares issued																			2,312,268
Conversion of note, amount																			$ 32,500
Conversion of note, accrued interest																			1,300
Accretion expense recorded																			24,953
D
Maturity date													May 05, 2014
Conversion rate													58.00%
Amortization of deferred financing costs																		$ 1,103	1,397
Conversion of note, shares issued																		1,306,199
Conversion of note, amount																		$ 32,500
Conversion of note, accrued interest																		1,300
Accretion expense recorded																		14,445	18,055
E
Convertible debt issued										$ 37,500
Interest per annum										8.00%
Maturity date												Jul. 05, 2014
Conversion rate												58.00%
Deferred financing costs incurred										$ 2,500
Amortization of deferred financing costs																		$ 1,664	836
Discount to note payable										37,500
Carrying value of convertible note that will be accreted over term										$ 37,500
Conversion of note, shares issued																		1,687,097
Conversion of note, amount																		$ 32,500
Conversion of note, accrued interest																		1,300
Accretion expense recorded																		21,667	10,833
F
Convertible debt issued									$ 32,500
Interest per annum									8.00%
Maturity date												Aug. 04, 2014
Conversion rate												58.00%
Deferred financing costs incurred									$ 2,500
Amortization of deferred financing costs																		$ 1,939	561
Discount to note payable									32,500
Carrying value of convertible note that will be accreted over term									$ 32,500
Conversion of note, shares issued																		1,442,781
Conversion of note, amount																		$ 32,500
Conversion of note, accrued interest																		1,300
Accretion expense recorded																		25,278	7,222
G
Convertible debt issued								$ 42,500
Interest per annum								8.00%
Maturity date											Sep. 19, 2014
Conversion rate											58.00%
Deferred financing costs incurred								$ 2,500
Amortization of deferred financing costs																		$ 2,372	128
Discount to note payable								42,500
Carrying value of convertible note that will be accreted over term								$ 42,500
Conversion of note, shares issued																		1,383,394
Conversion of note, amount																		$ 32,500
Conversion of note, accrued interest																		1,300
Accretion expense recorded											$ 1,266							30,694	$ 1,806
H
Convertible debt issued							$ 68,000
Interest per annum							8.00%
Maturity date										Oct. 14, 2014
Conversion rate										58.00%
Deferred financing costs incurred							$ 3,000
Amortization of deferred financing costs																		$ 2,500
Discount to note payable							68,000
Carrying value of convertible note that will be accreted over term							$ 68,000
Conversion of note, shares issued																		1,906,938
Conversion of note, amount																		$ 37,500
Conversion of note, accrued interest																		1,500
Accretion expense recorded																		37,500
I
Convertible debt issued						$ 42,500
Interest per annum						8.00%
Maturity date									Dec. 26, 2014
Conversion rate									58.00%
Deferred financing costs incurred						$ 2,500
Amortization of deferred financing costs																		$ 2,500
Discount to note payable						42,500
Carrying value of convertible note that will be accreted over term						$ 42,500
Conversion of note, shares issued																		3,318,215
Conversion of note, amount																		$ 32,500
Conversion of note, accrued interest																		1,700
Accretion expense recorded																		32,500
J
Convertible debt issued					$ 38,000
Interest per annum					8.00%
Maturity date								Feb. 16, 2015
Conversion rate								58.00%
Deferred financing costs incurred					$ 3,000
Amortization of deferred financing costs																	423	$ 2,077
Discount to note payable					38,000
Carrying value of convertible note that will be accreted over term					$ 38,000
Conversion of note, shares issued																		3,980,077
Conversion of note, amount																		$ 42,500
Conversion of note, accrued interest																		1,300
Accretion expense recorded																		42,500
K
Maturity date							Mar. 18, 2015
Conversion rate							58.00%
Amortization of deferred financing costs																	$ 840	$ 2,160
Conversion of note, shares issued																	5,735,211	3,402,974
Conversion of note, amount																	$ 38,000	$ 30,000
Conversion of note, accrued interest																	2,720
Accretion expense recorded																	17,000	51,000
L
Convertible debt issued			$ 46,000
Interest per annum			10.00%
Maturity date						Apr. 11, 2015
Conversion rate						58.00%
Deferred financing costs incurred			$ 1,500
Amortization of deferred financing costs																	$ 915	1,585
Discount to note payable			6,265
Carrying value of convertible note that will be accreted over term			46,000
Conversion of note, shares issued																	6,075,118
Conversion of note, amount																	$ 42,500
Conversion of note, accrued interest																	1,700
Accretion expense recorded																	18,889	23,611
M
Convertible debt issued		$ 250,000
Interest per annum		12.00%
Maturity date					Jul. 28, 2015
Conversion rate					58.00%
Amortization of deferred financing costs																	$ 2,264	736
Conversion of note, shares issued																	4,947,683
Conversion of note, amount																	$ 28,830
Conversion of note, accrued interest																	1,520
Accretion expense recorded																	29,556	$ 8,444
Repayment of note with cash																	13,780
Additional interest expense as result of default on loan																	4,610
N
Convertible debt issued	$ 33,500			$ 43,000
Proceeds received				41,500
Original issue discount				$ 1,500
Interest per annum	10.00%			10.00%
Maturity date				Jan. 05, 2016
Conversion rate				58.00%
Deferred financing costs incurred	$ 1,000			$ 1,500
Amortization of deferred financing costs																	$ 1,484
Discount to note payable	4,775			40,000
Carrying value of convertible note that will be accreted over term	33,500			$ 43,000
Conversion of note, shares issued																	7,186,111
Conversion of note, amount																	$ 43,000
Conversion of note, accrued interest																	2,704
Accretion expense recorded																	40,000
O
Proceeds received			42,500
Original issue discount			$ 35,000
Maturity date			Jul. 07, 2016
Conversion rate			58.00%
Amortization of deferred financing costs																	730
Accretion expense recorded																	3,133
P
Conversion rate		60.00%
P - First Tranche
Proceeds received																	50,000
Original issue discount																	5,556
Accretion expense recorded																	23,148
P - Second Tranche
Proceeds received																	25,000
Original issue discount																	2,778
Accretion expense recorded																	1,157
Q
Proceeds received	31,000
Original issue discount	$ 2,500
Maturity date	Sep. 28, 2016
Conversion rate	58.00%
Amortization of deferred financing costs																	260
Accretion expense recorded																	$ 1,194